FLANIGANS ENTERPRISES INC (Form: NT 10-Q, Received: 05/13/2003 08: 11 :58)


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 12b-25

                          Commission File Number 1-6836

                           NOTIFICATION OF LATE FILING

        (Check One): ___ Form lO-K __Form 11-K___Form 20-F [X] Form IO-Q
                                  ___Form N-SAR

                        For Period Ended:  June 28, 2003

                        ___Transition Report on Form 10-K

                        ___Transition Report on For, 20-F

                        ___Transition Report on Form 11-K

                        ___Transition Report on Form 10-Q

                        ___Transition Report on Form N-SAR

      For the Transition Period Ended: ___________________________________

  Read attached instruction sheet before preparing form. Please print or type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

____________________________

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                                     PART I
                             REGISTRANT INFORMATION

                             Flanigan's Enterprises

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Full name of registrant

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Former name if applicable
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   FLANIGANS ENTERPRISES INC (Form: NT 1 O~Q, Received: 05/13/2003 08: 11 :58)

5059 N.E. 18TH Avenue

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Address of principal executive office (Street and number)

Fort Lauderdale, Florida 33334

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City, state and zip code


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                                     PART II
                             RULE 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b~25(b). the following should be completed. (Check box if appropriate.)

(X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expenses;

[X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

     (c) The accountant's statement or other exhibit required by Rule 12B-25 ( c) has been attached if applicable.


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                                    PART III
                                    NARRATIVE


State below in reasonable detail why the Form lO-K, ll-K, 20-F lO-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

See Attached Exhibit " A"

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                                     PART IV
                                OTHER lNFORMATION

(1) Name and telephone number of person to contact in regard to this notification

                       Edward A. Doxey, CFO (954) 377-1961

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(Name) (Area Code) (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such



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    FLANIGAN'S ENTERPRISES INC (Form: NT 10-Q, Received: 05/13/200308:11:58)



shorter period that the registrant was required to file such report(s) been filed? If the answer is no, ,-. ,'" L' " identify reports). [X] Yes [_]No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
 [X] Yes [__]No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

See Attached Exhibit "B"

                          Flanigan's Enterprises, INC.

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                  (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date, August 11, 2003 By Edward A. Doxey, CFO
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INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                                    ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (see 18 V.S.C. 1001).

                              GENERAL INSTRUCTIONS

1. This form is required by Rule 12b-25 of the General Rules and Regulations under the Securities Exchange Act of 1934.

2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, DC 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4. Amendments to the notifications must also be filed on Form 12b-25 but need not restate information



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

   FLANIGANS ENTERPRISES INC (Form: NT 10-Q, Received: 05/13/2003 08: 11 :58)


that has been correctly furnished. The form shall be clearly identified as an amended notification.

5. ELECTRONIC FILERS. This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit a report within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S- T or apply for an adjustment in filing date pursuant to Rule l3(b) of Regulation S- T.


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                                   EXHIBIT "A"

                               PART III NARRATIVE

The unaudited financial statements of Flanigan's Enterprises, Inc., ("Registrant"), will not be completed by August 12, 2003, the last day for a timely filing of its quarterly report on Form 10Q for the fiscal quarter ending June 28, 2003.

The beginning of July, 2003, Edward A. Doxey, the Registrant's Chief Financial Officer who has primary responsibility for the preparation of the Registrant's SEC reports, was taken ill and unavailable for approximately two (2) weeks. Mr. Doxey's illness has made it impossible for the Registrant to timely file its Form 10Q.

The Registrant undertakes to file its Form 10Q within five (5) calendar days of its due date.


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                                   EXHIBIT "B"

PART IV (3)

The Registrant anticipates that its results of operations for the fiscal quarter ending June 28, 2003 will be less then its reported earnings for the fiscal quarter June 29, 2002. The consolidation of the financial results of the four
(4) limited partnerships with the Registrant's financial results will result in significantly higher revenues for the fiscal quarter ending June 28, 2003, as opposed to the fiscal quarter ending June 29, 2003, but also correspondingly higher expenses. The earnings to be reported by the Registrant in its Form 10Q for the fiscal quarter ending June 28, 2003 will not be impacted by the consolidation of the financial results of the four (4) limited partnerships as opposed to the use of the equity method.







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